Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And contingencies
Summary of future minimum undiscounted lease payments under operating leases

Future minimum undiscounted lease payments under operating leases are as follows (in thousands):

Operating leases
As of
December 31, 2017
2018	$4,133
2019	3,731
2020	3,010
2021	2,436
2022	1,662
Thereafter	634
Total future minimum lease payments	$15,606